RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	3 Months Ended
Mar. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of Restatement on Each Financial Statement
The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the period, indicated:

	As Previously Reported	Adjustment	As Restated
Balance Sheet as of February 16, 2021
Warrants liability	$—	$30,065,074	$30,065,074
Total liabilities	9,361,700	30,065,074	39,426,774
Class A ordinary shares subject to possible redemption (A)	240,641,840	(30,065,074)	210,576,766
Class A ordinary shares	124	300	424
Additional paid-in capital	$5,004,253	$299,470	$5,303,723
Accumulated deficit	(5,000)	(299,770)	(304,770)
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(A)Class A ordinary shares subject to possible redemption as Previously Reported as of February 16, 2021 were 24,064,184 that are Adjusted by (3,006,507) and are As Restated at 21,057,677, respectively.